Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

12       Intangible assets, net

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2023	4,749,233	9,003	22,658	4,780,894
Acquisitions	150,616	—	1,221	151,837
Impairment reversal (***)	102,838	—	—	102,838
Disposals (**)	(139,218)	—	(88)	(139,306)
Other	236	—	—	236
Transfer	(2,000)	—	—	(2,000)
Transfer from property plant and equipment	1,156	—	—	1,156
Translation differences and inflation adjustment	(709,433)	290	870	(708,273)
Balances at December 31, 2023	4,153,428	9,293	24,661	4,187,382
Balances at January 1, 2022	4,243,258	9,543	22,812	4,275,613
Disposal of subsidiaries	—	—	(95)	(95)
Acquisitions	155,051	—	732	155,783
Impairment	(111)	—	—	(111)
Disposals	(549)	—	—	(549)
Other (Note 23)	570	—	—	570
Transfers	(55)	—	55	—
Transfer of concession assets to the grantor (*)	(7,956)	—	—	(7,956)
Transfer to property plant and equipment	(2)	—	—	(2)
Translation differences and inflation adjustment	359,027	(540)	(846)	357,641
Balances at December 31, 2022	4,749,233	9,003	22,658	4,780,894
Depreciation
Accumulated at January 1, 2023	1,800,871	—	20,021	1,820,892
Depreciation of the year	138,620	—	650	139,270
Disposals (**)	(13,554)	—	(17)	(13,571)
Translation differences and inflation adjustment	(280,924)	—	750	(280,174)
Accumulated at December 31, 2023	1,645,013	—	21,404	1,666,417
Accumulated at January 1, 2022	1,512,731	—	19,911	1,532,642
Disposal of subsidiaries	—	—	(61)	(61)
Depreciation of the year	157,522	—	1,141	158,663
Disposals	(51)	—	—	(51)
Transfers	(4)	—	4	—
Transfer of concession assets to the grantor (*)	(1,504)	—	—	(1,504)
Translation differences and inflation adjustment	132,177	—	(974)	131,203
Accumulated at December 31, 2022	1,800,871	—	20,021	1,820,892
Net balances at December 31, 2023	2,508,415	9,293	3,257	2,520,965
Net balances at December 31, 2022	2,948,362	9,003	2,637	2,960,002

(*) On March 1, 2022, the operations of the Aeronautical and Air Traffic Telecommunications Service Provider Station and the Airport Control Tower of ICASGA were transferred to the Airspace Control Department, representing a net value of R$ 33.7 million (equivalent to approximately USD 7.1 million). The compensation regarding to these assets was received in December 2023 as part of the compensation related to the re-bidding process of the Natal airport, see Note 1.2.1.

(**) Mainly includes the disposal of the intangible assets regarding ICASGA’s concession, see Note 1.2.1.

(***) Mainly includes a reversal of impairment of intangible assets recognized in previous periods due to the compensation received by ICASGA as part of the re-bidding process detailed in Note 1.2.1, for an amount of USD 103.8 million.

12       Intangible assets, net (Cont.)

Due to the increase of traffic witnessed during 2023 across all countries, the Group has not identified impairment indicators except in the Brazilian segment due to the losses from its operations.

Therefore, the Group performed the impairment test of the Brazilian CGU (including concession assets with a carrying value of USD 688.7 million as of December 31, 2023) based on the discounted cash flow model covering the remaining concession period (value in use), considering significant assumptions that required management judgment related to passenger growth rates and discount rate, combined with historical information.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the CGUs of a subsidiary or group of subsidiaries that are expected to benefit from such business combination. As of December 31, 2023 and 2022, the recoverable amount of aforementioned CGU’s exceed their respective carrying amount.